Intangible assets, net	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets, net
14	Intangible assets, net
Details of intangible assets and changes in the Group’s intangible assets balances are presented below:

	Software	Trademark	Intellectual Property	Customer relationship	Goodwill	Others	Total
At December 31, 2021	1,784	195	1,947	7,664	21,598	456	33,644

Amortization	(438)	(22)	(346)	(1,177)	—	(93)	(2,076)
Others (i)	—	—	—	—	(1,141)	—	(1,141)
Exchange differences	92	11	104	42	508	26	783

At December 31, 2022	1,438	184	1,705	6,529	20,965	389	31,210

Cost	4,291	218	2,675	9,394	20,965	519	38,062
Accumulated amortization	(2,853)	(34)	(970)	(2,865)	—	(130)	(6,852)

Net book amount	1,438	184	1,705	6,529	20,965	389	31,210

Amortization	(424)	(23)	(691)	(1,181)	—	(96)	(2,415)
Exchange differences	111	15	155	49	867	32	1,229

At December 31, 2023	1,125	176	1,169	5,397	21,832	325	30,024

Cost	4,649	238	2,962	9,490	21,832	566	39,737
Accumulated amortization	(3,524)	(62)	(1,793)	(4,093)	—	(241)	(9,713)

Net book amount	1,125	176	1,169	5,397	21,832	325	30,024

(i)
Includes a
earn-out
adjustment of US$897 related to the Workarea acquisition. In January 2022 the Company carried out an assessment of the Purchase Price Consideration of Workarea’s acquisition, having identified an immaterial adjustment. The Purchase Price Consideration recognized on December 31, 2021, financial statements were based on a provisional assessment. In January 2022, the valuation sought by an independent valuation and assessment were completed. Also includes a fixed installment immaterial adjustment of US$244 related to the Ciashop acquisition.

There were no events or changes in circumstances that indicate that the carrying amount of intangible assets with finite useful life may not be recoverable and therefore no impairment charges were recorded for the years 2023 and 2022.

14.1	Impairment tests for goodwill
In identifying its cash-generating units (“CGUs”), the Group considered the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets (or groups of assets). The group operates in many countries, however, all its operation is centralized in technological platforms where the group provides its services. Changes in the aggregation of assets into CGUs may occur due to a review of investment, strategic or operational factors, which could result in changes in the interdependencies between those assets and, consequently, alter the aggregation or breakdown of assets into CGUs or individual assets. Those technological platforms are segregated in 2 CGUs and the group manages those platforms as follows:

•
SMB platform: it is a platform for ecommerce which allows clients to create integrated stores to sell their products and manage their sales process with a focus on small and medium businesses. This platform has been managed and operated for a segregated team into the company, with dedicated developers and sales teams.

•
VTEX platform: it is a platform for ecommerce which allows clients to create integrated stores to sell their products and manage their sales process. This platform is segregated from SMB platform and focuses on large businesses and or accounts. This platform has also been managed and operated for a segregated team into the company, with dedicated developers and sales teams.

The Indeva platform, which was an independent CGU in the year ended in 2021, is now tested with VTEX platform CGU as Indeva now benefits itself from this infrastructure after concluding the integration with VTEX in 2022.
The Group tests whether goodwill has suffered any impairment on an annual basis. For the 2023 and 2022 reporting years goodwill is monitored by management at the level of CGU.
The recoverable amount of the Group’s CGU is determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management. The discount rate applied to cash flow projections is 18% (2022 – 15.8% p.a.), and the growth rate applied to perpetuity cash flow is 7.5% (2022 - 7.5% p.a.)
The key assumptions used in determining the value in use calculation are as follows:

•
Average free cash flow to firm over the forecasted period; based on past performance and management’s expectations of market development and current industry trends and including long-term inflation forecasts for each territory.

•
Average annual growth rate applied over the forecasted period; based on past performance and management’s expectations of market development and current industry trends and including long-term inflation forecasts for each territory.

•	The discount rate applied to cash flow of 18% (2022 – 15.8% p.a.), was determined based on the risk-free interest rate, the equity risk premium, and industry beta.

•
The perpetuity growth rate of 7.5% (2022 - 7.5% p.a.) was determined based on the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.

The Group performed its annual impairment test as of December 31, 2023, and 2022, which did not result in the need to recognize impairment losses on the carrying amount of goodwill.